Stock-Based Compensation - Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, before income taxes	$ 1.8	$ 1.6	$ 7.5	$ 5.7	$ 5.0
Tax benefit	(0.8)	(0.7)	(3.0)	(2.3)	(2.0)
Stock-based compensation expense, net of tax	1.0	0.9	4.5	3.4	3.0
RSUs and PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, before income taxes	1.6	1.5
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, before income taxes			6.8	5.2	4.7
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, before income taxes	$ 0.2	$ 0.1	$ 0.7	$ 0.5	$ 0.3